UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cardinal Capital Management, LLC

Address:  One Greenwich Office Park
          Greenwich, CT  06831


13F File Number: 028-07760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Amy K. Minella
Title:    Managing Director
Phone:    (203) 863-8981


Signature, Place and Date of Signing:

  /s/ Amy K. Minella               Greenwich, CT            November 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  81

Form 13F Information Table Value Total:  $1,594,521
                                         (thousands)


List of Other Included Managers:

NONE

                                                     FORM 13F INFORMATION TABLE
                                                         September 30, 2007


                               TITLE                      VALUE     SHRS OR  SH/ PUT/  INVSMT  OTHR           VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS       CUSIP       (X1000)   PRN AMT  PRN CALL  DSCRTN  MGRS       SOLE    SHARED      NONE

AFC ENTERPRISES INC.           COM            00104Q107   $32,206   2,139,910           Sole   None     1,364,690           775,220
ACETO CORP                     COM            004446100   $10,608   1,178,623           Sole   None       734,525           444,098
AFFILIATED MANAGERS GROUP      COM            008252108   $23,257     182,390           Sole   None        97,520            84,870
AMERICAN EAGLE OUTFITTERS NE   COM            02553E106    $4,888     185,800           Sole   None        53,400           132,400
ARGON ST INC                   COM            040149106   $10,116     510,900           Sole   None       335,500           175,400
GALLAGHER ARTHUR J & CO        COM            363576109   $20,784     717,420           Sole   None       415,710           301,710
B&G FOODS INC NEW              CL A           05508R106    $6,528     509,970           Sole   None       312,000           197,970
BARNES & NOBLE INC             COM            067774109   $16,654     472,320           Sole   None       270,200           202,120
BEARINGPOINT INC               COM            074002106   $15,716   3,880,460           Sole   None     2,217,130         1,663,330
CBIZ INC                       COM            124805102   $37,347   4,697,733           Sole   None     2,985,672         1,712,061
CARPENTER TECHNOLOGY CORP      COM            144285103   $38,174     293,620           Sole   None       170,750           122,870
CASH AMERICA INTL INC          COM            14754D100   $49,840   1,325,520           Sole   None       799,860           525,660
CENVEO INC                     COM            15670S105    $6,828     315,660           Sole   None       198,300           117,360
CHECK POINT SOFTWARE TECH LT   ORD            M22465104    $6,180     245,420           Sole   None        99,320           146,100
CHEMED CORP NEW                COM            16359R103   $10,933     175,892           Sole   None       112,050            63,842
CHESAPEAKE ENERGY CORP         COM            165167107   $10,242     290,480           Sole   None       107,180           183,300
CITIZENS COMMUNICATIONS CO     COM            17453B101    $7,011     489,570           Sole   None       146,270           343,300
COMPASS MINERALS INTL INC      COM            20451N101   $39,944   1,173,440           Sole   None       674,440           499,000
COMSTOCK RES INC               COM NEW        205768203   $32,634   1,058,180           Sole   None       605,650           452,530
CONVERGYS CORP                 COM            212485106   $33,400   1,923,990           Sole   None     1,115,470           808,520
COVENTRY HEALTH CARE INC       COM            222862104   $13,128     211,020           Sole   None        79,720           131,300
DRS TECHNOLOGIES INC           COM            23330X100    $2,558      46,400           Sole   None         7,800            38,600
DEL MONTE FOODS CO             COM            24522P103   $26,801   2,552,520           Sole   None     1,453,617         1,098,903
EDO CORP                       COM            281347104   $43,557     777,667           Sole   None       503,320           274,347
ELECTRO RENT CORP              COM            285218103   $10,405     742,694           Sole   None       469,419           273,275
EQUIFAX INC                    COM            294429105    $3,393      89,000           Sole   None        29,300            59,700
EXPRESS SCRIPTS INC            COM            302182100    $6,938     124,300           Sole   None        46,400            77,900
FBR CAPITAL MARKETS CORP       COM            30247C301   $10,686     820,070           Sole   None       552,820           267,250
FAIR ISAAC CORP                COM            303250104   $16,537     457,960           Sole   None       262,670           195,290
FISERV INC                     COM            337738108    $4,959      97,500           Sole   None        26,000            71,500
GENWORTH FINL INC              COM CL A       37247D106    $3,101     100,900           Sole   None        16,800            84,100
GLOBAL CASH ACCESS HLDGS INC   COM            378967103   $25,767   2,433,155           Sole   None     1,551,010           882,145
FULLER H B CO                  COM            359694106   $27,564     928,702           Sole   None       527,340           401,362
SCHEIN HENRY INC               COM            806407102    $6,727     110,570           Sole   None        38,570            72,000
HEWITT ASSOC INC               COM            42822Q100    $7,625     217,550           Sole   None        86,250           131,300
HILB ROGAL & HOBBS CO          COM            431294107   $57,726   1,332,240           Sole   None       777,220           555,020
HYPERCOM CORP                  COM            44913M105    $3,036     671,780           Sole   None       436,200           235,580
IHOP CORP                      COM            449623107   $18,308     289,090           Sole   None       181,970           107,120
IMS HEALTH INC                 COM            449934108    $8,699     283,900           Sole   None       108,600           175,300
INFOUSA INC NEW                COM            456818301   $28,827   3,103,060           Sole   None     2,003,030         1,100,030
INTUIT                         COM            461202103    $3,412     112,600           Sole   None        36,300            76,300
INVESTMENT TECHNOLOGY GRP NE   COM            46145F105   $43,646   1,015,490           Sole   None       583,350           432,140
JACKSON NEWITT TAX SVCS INC    COM            468202106   $54,517   1,949,830           Sole   None     1,124,670           825,160
KAMAN CORP                     COM            483548103   $22,281     644,710           Sole   None       412,740           231,970
LAB CORP AMER HLDGS            COM NEW        50540R409    $7,552      96,530           Sole   None        16,230            80,300
LIGAND PHARMACEUTICALS INC     CL B           53220K207    $7,321   1,371,060           Sole   None       889,800           481,260
LINCARE HLDGS INC              COM            532791100    $8,450     230,560           Sole   None       130,720            99,840
LIQUIDITY SERVICES INC         COM            53635B107    $7,032     639,858           Sole   None       433,935           205,923
LORAL SPACE & COMMUNICATNS L   COM            543881106   $25,931     652,360           Sole   None       409,130           243,230
MDC PARTNERS INC               CL A SUB VTG   552697104   $15,525   1,432,157           Sole   None       892,680           539,477
MIPS TECHNOLOGIES INC          COM            604567107   $17,108   2,165,530           Sole   None     1,374,130           791,400
MANTECH INTL CORP              CL A           564563104   $20,745     576,570           Sole   None       372,730           203,840
NELNET INC                     CL A           64031N108   $32,519   1,782,832           Sole   None     1,013,967           768,865
NOVATEL WIRELESS INC           COM NEW        66987M604   $22,810   1,007,060           Sole   None       640,010           367,050
OCEANEERING INTL INC           COM            675232102   $24,245     319,850           Sole   None       182,600           137,250
PACER INTL INC TENN            COM            69373H106   $38,807   2,037,120           Sole   None     1,176,770           860,350
POGO PRODUCING CO              COM            730448107   $27,690     521,380           Sole   None       297,670           223,710
PROGRESS SOFTWARE CORP         COM            743312100   $67,636   2,232,220           Sole   None     1,279,850           952,370
PROVIDENCE SVC CORP            COM            743815102   $31,159   1,061,260           Sole   None       674,106           387,154
PURECYCLE CORP                 COM NEW        746228303      $619      70,300           Sole   None        10,100            60,200
QUEST DIAGNOSTICS INC          COM            74834L100    $2,640      45,700           Sole   None         7,600            38,100
RH DONNELLEY CORP              COM NEW        74955W307    $7,209     128,680           Sole   None        52,380            76,300
DONNELLEY R R & SONS CO        COM            257867101   $11,054     302,341           Sole   None       120,484           181,857
SRS LABS INC                   COM            78464M106   $11,936   1,628,365           Sole   None     1,029,115           599,250
SCHOLASTIC CORP                COM            807066105   $42,345   1,214,710           Sole   None       694,610           520,100
SILGAN HOLDINGS INC            COM            827048109   $41,455     771,258           Sole   None       445,140           326,118
SPEEDWAY MOTORSPORTS INC       COM            847788106   $55,232   1,492,752           Sole   None       864,793           627,959
STAGE STORES INC               COM NEW        85254C305   $32,285   1,771,008           Sole   None     1,121,434           649,574
SUN-TIMES MEDIA GROUP INC      COM            86688Q100    $4,207   1,853,390           Sole   None     1,172,300           681,090
SYNERON MEDICAL LTD            ORD SHS        M87245102   $20,548     869,220           Sole   None       552,730           316,490
STANLEY WKS                    COM            854616109    $3,529      62,880           Sole   None        10,480            52,400
TRIARC COS INC                 CL A           895927101   $19,655   1,599,238           Sole   None       919,730           679,508
VALUEVISION MEDIA INC          CL A           92047K107    $4,270     576,290           Sole   None       359,500           216,790
VELCRO INDS N V                COM            922571104   $13,152     734,722           Sole   None       454,455           280,267
VERIFONE HLDGS INC             COM            92342Y109   $42,529     959,372           Sole   None       550,183           409,189
VERISIGN INC                   COM            92343E102    $5,722     169,600           Sole   None        59,000           110,600
VIRGIN MEDIA INC               COM            92769L101   $13,159     542,181           Sole   None       217,400           324,781
WARNER CHILCOTT LTD            COM CL A       G9435N108    $6,470     364,090           Sole   None       229,140           134,950
WEST PHARMACEUTICAL SVSC INC   COM            955306105   $16,757     402,240           Sole   None       231,150           171,090
WILLIS GROOUP HOLDINGS LTD     SHS            G96655108   $17,305     422,690           Sole   None       162,090           260,600
WINDSTREAM CORP                COM            97381W104    $4,428     313,600           Sole   None        88,700           224,900


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